Other Deductions, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Deductions, Net [Abstract]
Dumping duties received	$ 43
Joint Venture Ownership Acquisition Gain		15
Amortization of intangibles (intellectual property and customer relationships)	241	261	176
Rationalization of operations	119	81	126
Other	91	38	71
Gains, net	(50)	(24)	(4)
Total	$ (401)	$ (356)	$ (369)